Acquisitions of Businesses (Details) (USD $) In Millions, unless otherwise specified		11 Months Ended	12 Months Ended
	Nov. 30, 2012 Cooper Industries plc [Domain]	Nov. 30, 2012 Cooper Industries plc [Domain] Electrical Systems and Services; Electrical Products [Member]	Sep. 30, 2012 Rolec Comercial e Industrial S.A. [Domain] Electrical Systems and Services [Member]	Dec. 31, 2011 Jeil Hydraulics Co. Ltd. [Member] Hydraulics [Member]	Dec. 31, 2011 Polimer Kaucuk Sanayi ve Pazarlama A.S. [Domain] Hydraulics [Member]	Dec. 31, 2011 Gycom Electrical Low-Voltage Power Distribution, Control and Automation [Domain] Electrical Systems and Services [Member]
Business Acquisition [Line Items]
Purchase price of Cooper	$ 13,192
Business acquisition, revenue reported by acquired entity for last annual period		$ 5,409	$ 85	$ 189	$ 335	$ 24